Operating Leases - Total Lease Obligation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
Total lease commitment	¥ 831,323	¥ 898,574
Less: Imputed interest	91,256	91,488
Total operating lease liabilities	¥ 740,067	¥ 807,086